Note 6 - Share Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

(6)  Share-Based Compensation

As of September 30, 2013, Company’s stock-based incentive plans (the “Stock Plans”) authorized the issuance of an aggregate of 440,701 shares of common stock (as adjusted for subsequent stock dividends) pursuant to awards that may be granted in the form of stock options to purchase common stock (“Options”) and awards of shares of common stock (“Stock Awards”).  The purpose of the Stock Plans is to attract and retain personnel for positions of substantial responsibility and to provide additional incentive to certain officers, directors, employees and other persons to promote the success of the Company.  Under the Stock Plans, options have a term of ten years after the date of grant, subject to earlier termination in certain circumstances.  Options are granted with an exercise price at the then fair market value of the Company’s common stock.  The grant date fair value is calculated using the Black-Scholes option valuation model. As of September 30, 2013, there were 395,763 shares of common stock (as adjusted for the 5% stock dividend declared December 20, 2012 and paid January 31, 2013 to shareholders of record on January 14, 2013) available for future grants under the Stock Plans.

Share-based compensation expense related to options was $75,949 and $75,661 for the nine months ended September 30, 2013 and 2012, respectively.

Transactions under the Stock Plans during the nine months ended September 30, 2013 (as adjusted to reflect the 5% stock dividend declared December 2012) are summarized as follows:

Stock Options:	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2013	221,894	$8.91
Granted	25,305	8.06
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at September 30, 2013	247,199	$8.81	5.6	$574,159

Exercisable at September 30, 2013	184,215	$9.42	4.7	$352,473

The fair value of each option and the significant weighted average assumptions used to calculate the fair value of the options granted for the nine months ended September 30, 2013 are as follows:

Fair value of options granted	$2.69
Risk-free rate of return	0.81%
Expected option life in years	7
Expected volatility	30.82%
Expected dividends (1)	-

(1) To date, the Company has not paid any cash dividends on its common stock.

As of September 30, 2013, there was approximately $150,270 of unrecognized compensation cost related to nonvested stock option based compensation arrangements granted under the Company’s stock incentive plans. That cost is expected to be recognized over the next three years.

The following table summarizes nonvested restricted shares for the nine months ended September 30, 2013 (as adjusted to reflect the 5% stock dividend declared in December 2012):

Non-vested shares:	Number of Shares	Average Grant Date Fair Value
Non-vested at January 1, 2013	140,575	$6.41
Granted	19,633	8.42
Vested	(49,178)	8.97
Forfeited	-	-
Non-vested at September 30, 2013	111,030	$5.63

The value of restricted shares is based upon the closing price of the common stock on the date of grant. The shares generally vest over a four-year service period with compensation expense recognized on a straight-line basis.

Share-based compensation expense related to stock grants was $326,085 and $262,933 for the nine months ended September 30, 2013 and 2012, respectively.

As of September 30, 2013, there was approximately $673,803 of unrecognized compensation cost related to non-vested stock grants that will be recognized over the next three years.

16.           Share-Based Compensation

The Company’s stock-based incentive plans (the “Stock Plans”) authorize the issuance of an aggregate of 1,363,102 shares of the Company’s common stock (as adjusted for stock dividends) pursuant to awards that may be granted in the form of stock options to purchase common stock (“Options”) and awards of shares of common stock (“Stock Awards”).  The purpose of the Stock Plans is to attract and retain personnel for positions of substantial responsibility and to provide additional incentive to certain officers, directors, employees and other persons to promote the success of the Company.  Under the Stock Plans, options have a term of ten years after the date of grant, subject to earlier termination in certain circumstances.  Options are granted with an exercise price at the then fair market value of the Company’s common stock.  The grant date fair value is calculated using the Black-Scholes option valuation model. As of December 31, 2012, there were 74,355 shares of common stock (as adjusted for the 5% stock dividend declared December 20, 2012 and paid January 31, 2013 to shareholders of record on January 14, 2013) available for future grants under the Stock Plans, of which 49,926 shares are available for future grant under the 2006 Directors Stock Plan and 24,429 shares are available for future grant under the 2005 Equity Incentive Plan.

Stock-based compensation expense related to stock options was $99,152 and $90,596 for the years ended December 31, 2012 and 2011, respectively.

Transactions under the Company’s stock option plans during the years ended December 31, 2012 and 2011 (as adjusted to reflect the 5% stock dividend declared in December 2012) are summarized as follows:

Stock Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

Outstanding at January 1, 2011	172,060	$9.74
Granted	64,782	6.84
Exercised	(14,573)	5.55
Forfeited	-	-
Expired	(15,518)	9.09
Outstanding at December 31, 2011	206,751	9.20	6.2	$6,390
Granted	28,007	6.11
Exercised	(9,040)	7.43
Forfeited	-	-
Expired	(3,824)	7.95
Outstanding at December 31, 2012	221,894	$8.91	6.0	$193,917

Exercisable at December 31, 2012	153,535	$9.90	4.9	$79,813

The total intrinsic value (market value on date of exercise less grant price) of options exercised during the years ended December 31, 2012 and 2011 was $9,399 and $16,122, respectively.

The following table summarizes stock options outstanding and exercisable at December 31, 2012:

			Outstanding Options			Exercisable Options
Exercise Price Range			Number	Average Life in Years	Average Exercise Price	Number	Average Life in Years	Average Exercise Price
$5.69	to	$6.21	62,000	8.9	$6.15	19,200	8.8	$6.16
$6.79	to	$10.75	96,376	6.0	$8.18	70,817	5.5	$8.40
$11.51	to	$13.77	63,518	3.1	$12.70	63,518	3.1	$12.70
			221,894	6.0	$8.91	153,535	4.9	$9.90

The fair value of each option and the significant weighted average assumptions used to calculate the fair value of the options granted during the years ended December 31, 2012 and 2011 are as follows:

	January 2012	December 2011	September 2011	January 2011
Fair value of options granted	$2.20	$2.14	$2.25	$3.09
Risk-free rate of return	0.84%	0.91%	0.90%	1.99%
Expected option life in years	7	7	7	7
Expected volatility	31.48%	31.48%	31.48%	33.02%
Expected dividends (1)	-	-	-	-

   (1)  To date, the Company has not paid cash dividends on its common stock.

As of December 31, 2012, there was approximately $96,434 of unrecognized compensation cost related to non-vested stock option-based compensation arrangements granted under the Company’s stock incentive plans.  That cost is expected to be recognized over the next four years.

The following table summarizes nonvested restricted shares for the years ended December 31, 2012 and 2011 (as adjusted to reflect the 5% stock dividend declared in December 2012):

Non-vested Shares	Number of Shares	Average Grant-Date Fair Value
Non-vested at January 1, 2011	120,744	$6.98
Granted	74,921	6.61
Vested	(32,155)	8.23
Forfeited	(4,169)	7.39
Non-vested at December 31, 2011	159,341	6.54
Granted	47,034	8.73
Vested	(65,800)	8.38
Forfeited	-	-
Non-vested at December 31, 2012	140,575	$6.41

The value of restricted shares is based upon the closing price of the common stock on the date of grant.  The shares generally vest over a four year service period with compensation expense recognized on a straight-line basis.

Stock based compensation expense related to stock grants was $375,606 and $336,134 for the years ended December 31, 2012 and 2011.

As of December 31, 2012, there was approximately $833,593 of unrecognized compensation cost related to non-vested stock grants that will be recognized over the next three years.